Earnings per share (Computations of ordinary shares outstanding, excluding nonvested restricted stock) (Details) - shares	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Earnings Per Share [Abstract]
Ordinary share issued (in shares)	138,847,345	141,847,345
Treasury shares (in shares)	(9,174,562)	(10,263,856)
Ordinary shares outstanding (in shares)	129,672,783	131,583,489
Unvested restricted stock (in shares)	(2,087,383)	(2,354,318)	(2,250,655)
Ordinary shares outstanding, excluding shares of unvested restricted stock (in shares)	127,585,400	129,229,171